Putnam
Arizona
Tax Exempt
Income Fund

SEMIANNUAL REPORT
November 30, 1997

[LOGO: BOSTON * LONDON * TOKYO]

Fund highlights




* "Municipals' main draw, the tax-exempt interest, won't find much competition from the new law's tax-free alternatives such as Roth IRAs and the $250,000 exemption on home profits."

                    -- The Orange County (California) Register,
                                              September 7, 1997

   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

11 Portfolio holdings

15 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The global flight to the relative safety of bonds in the aftermath of the Southeast Asian currency crisis in late October provided a dramatic and positive finale to the first half of Putnam Arizona Tax Exempt Income Fund's fiscal year. In the five months prior to that flare-up, the U.S. municipal bond market had demonstrated solid, albeit tenuous, strength as many investors cautiously set aside their lingering concerns about the economy, interest rates, and renewed inflation.

Recognizing the fragility of the generally positive environment both prior to and following the disruption in global markets, Fund Manager Howard Manning had pursued a slightly defensive policy in managing the fund. As the year unfolded, however, he concluded that a somewhat more dynamic strategy was in order and began adjusting the portfolio accordingly.

In the report that follows, Howard provides the specifics of his strategic shift as well as details about the fiscal year's first half. Then he offers some insights into what he believes is in store for the rest of the period.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
January 21, 1998



Report from the Fund Manager
Howard K. Manning

The municipal bond market had been humming along at a comfortable pace for most of the past six months. But the Pacific Rim crisis and resulting worldwide equity market correction that took place during the last week of October changed all that. For a short time afterward, the municipal market, normally somewhat removed from such events, became caught up in the worldwide volatility.

By the end of November, things had begun to settle down and Putnam Arizona Tax Exempt Income Fund's class A shares turned in a performance for the six months ended November 30, 1997, of 4.64% at net asset value. This performance is below the fund's much broader benchmark, the Lehman Brothers Municipal Bond Index, which posted a 5.40% return. At public offering price, the shares returned - 0.32%. Please see pages 8 and 9 for additional performance information.

The Arizona economy has remained vibrant, following in the footsteps of the U.S. economy. With much enthusiasm and optimism, Governor Jane Dee Hull, formerly Arizona's secretary of state, took office on September 5, 1997, promising to keep the state on its highly progressive track. The Arizona municipal market has done well with an overabundance of supply versus demand, but has been held back by the lack of higher-yielding lower investment grade paper.

* SECTOR AND SECURITY SELECTION KEY FACTORS IN IMPROVING RETURNS

One way we improve returns is through careful security selection and in-depth credit research. This entails choosing the right issues within each sector of the market and making sure we are thorough in our evaluations of each credit. Our research is especially important when reviewing higher-risk bond issuers. Because of the strong economy, lower-quality bonds have outperformed higher-quality bonds and investors have been rewarded for taking on extra credit risk. Defaults remain at a historically low level.

The fund's exposure to the hospital and health-care sector, including elderly housing, nursing homes, and assisted living facilities, continued to provide strong income opportunities for your fund. We tend to favor this sector because it is countercyclical. No matter what happens to the economy, elderly care and nursing homes are always in demand.

The fund continues to hold Sierra Vista Community Hospital bonds, which have been among the sector's best performers in the past few months. Interestingly the Sierra Vista is also working on issuing some new bonds so we are undertaking a full scale review of its credit situation. We would like to increase the fund's stake in the potentially lucrative and growing hospital/health care sector. While this holding, along with others discussed in this report, was viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* REDUCED CALL RISK, STRUCTURAL SHIFT, QUALITY SPREAD COMPRESSION HELP
  PERFORMANCE

Another way your fund's management team seeks to provide high and durable returns is by improving call risk within the fund. Our goal is to enhance the durability of the income stream by extending call dates on holdings. Callable bonds carry the option of being redeemed, or called away, by the issuer at a certain future date. Bonds are normally called away if interest rates fall to levels below those at which the bonds were originally issued. By avoiding callable bonds, the portfolio has a better chance of maintaining a consistent level of income.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Education                          20.4%

Hospitals/health care              16.5%

Utilities                          14.3%

Housing                            13.3%

Transportation                      6.8%

Footnote reads:
*Based on net assets as of 11/30/97. Holdings will vary over time.

We are also beginning to focus on a more bulleted structure, believing that we are not rewarded by holding maturities that are longer than 15 to 20 years -- the point at which the yield curve begins to flatten out. In addition to offering attractive yields, bonds in this maturity range tend to appreciate in value simply by moving closer to maturity, thereby approaching the shorter end of the yield curve.

There has been little opportunity to add local higher yielding lower investment-grade bonds (Baa-rated to A-rated bonds) to the portfolio. This is because issuers can pay to have their bonds insured. By obtaining the highest credit rating of Aaa with insurance, issuers can lower the interest rate they pay on their bonds. Many prospective Baa-rated and A-rated bonds have been eliminated by the growing popularity of buying municipal bond insurance. However, we were able to generate some additional income by investing in the Baa-rated bonds of the Nevada Power and Public Service of New Mexico, which are tax exempt in Arizona.

This report would not be complete without a discussion of the quality spread compression that has taken place over the past six months. This phenomenon usually occurs during periods of strong economic growth such as we have experienced. With interest rates relatively low and the strong economy improving many issuers' financial positions, investors are more confident about taking on extra risk by buying lower investment-grade bonds and are rewarded with higher bond prices. As a result, the difference between yields on lower-rated and higher-rated bonds narrows to the point at which the yield advantage of the lower-rated bonds may no longer justify the additional risk exposure. Given this environment, we are selectively taking profits on lower-rated bonds while maintaining positions in those we feel have less sensitivity to interest rates.

[GRAPHIC OMITTED: pie chart CREDIT QUALITY OVERVIEW]

CREDIT QUALITY OVERVIEW*

B                          1.5%
Aaa                       48.0%
Aa                        14.4%
A                          8.1%
Baa                       16.3%
Ba                        11.7%

Footnote reads:
*As a percentage of market value as of 11/30/97. A bond rated Baa or higher is considered investment grade. All ratings reflect Moody's descriptions unless noted otherwise; percentages may include unrated bonds considered by Putnam Management to be of comparable quality. Ratings will vary over time.

* CAUTIOUS OUTLOOK AS MUNICIPAL MARKET BEGINS TO SETTLE DOWN

Although the Pacific Rim crisis and its repercussions are still the focus of worldwide markets, U.S. economic growth remains robust supported by favorable labor conditions. While the municipal market seems to be settling down, there still may be periods of moderate volatility caused by the uncertainty surrounding the impact of Southeast Asia's debacle. It is quite possible that the Southeast Asian crisis will aid the Federal Reserve Board's efforts to keep inflation at bay by keeping the U.S. economy in check. We realize that volatility can be unsettling for investors, but as professional money managers, we can often take advantage of short-term market swings and improve the fund's return over time.

As time goes on, we still believe that there will be some moderate upward drift in interest rates driven by healthy employment reports and the strong economy in the United States. Our focus on key strategies such as reducing call risk and careful security selection, especially among the lower quality credits, should serve your fund very well as we move into 1998.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 11/30/97, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Arizona Tax Exempt Income Fund is designed for investors seeking high current income free from federal and Arizona state income taxes, consistent with capital preservation.

TOTAL RETURN FOR PERIODS ENDED 11/30/97
                             Class A         Class B        Class M
(inception date)            (1/30/91)       (7/15/93)       (7/3/95)
                          NAV     POP     NAV    CDSC     NAV    POP
------------------------------------------------------------------------
6 months                  4.64%  -0.32%   4.31%  -0.69%   4.60%   1.24%
------------------------------------------------------------------------
1 year                    5.83    0.77    5.14    0.14    5.62    2.17
------------------------------------------------------------------------
5 years                  35.24   28.81   30.46   28.46   33.42   29.02
Annual average            6.22    5.19    5.46    5.14    5.94    5.23
------------------------------------------------------------------------
Life of fund             61.75   54.15   53.69   53.69   58.09   52.96
Annual average            7.29    6.54    6.49    6.49    6.94    6.42
------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 11/30/97
                                          Lehman Bros.
                                          Municipal           Consumer
                                          Bond Index         Price Index
------------------------------------------------------------------------
6 months                                     5.40%              0.87%
------------------------------------------------------------------------
1 year                                       7.18               1.83
------------------------------------------------------------------------
5 years                                     42.06              13.73
Annual average                               7.27               2.61
------------------------------------------------------------------------
Life of fund                                69.32              19.99
Annual average                               8.01               2.70
------------------------------------------------------------------------

Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 11/30/97
                               Class A         Class B         Class M
------------------------------------------------------------------------
Distributions (number)            6               6               6
------------------------------------------------------------------------
Income                         $.226246        $.195989        $.212691
------------------------------------------------------------------------
Long-term                            --              --              --
------------------------------------------------------------------------
Short-term                           --              --              --
------------------------------------------------------------------------
  Total                        $.226246        $.195989        $.212691
------------------------------------------------------------------------
Share value:                      NAV     POP     NAV     NAV     POP
------------------------------------------------------------------------
5/31/97                           $9.03   $9.48   $9.02   $9.04   $9.34
------------------------------------------------------------------------
11/30/97                           9.22    9.68    9.21    9.24    9.55
------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------
Current dividend rate1             4.86%   4.63%   4.21%   4.55%   4.40%
------------------------------------------------------------------------
Taxable equivalent2                8.48    8.08    7.35    7.94    7.68
------------------------------------------------------------------------
Current 30-day SEC yield3          4.53    4.31    3.93    4.28    4.14
------------------------------------------------------------------------
Taxable equivalent2                7.91    7.52    6.86    7.47    7.23
------------------------------------------------------------------------
1Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2Assumes maximum 42.72% combined federal and state income tax rate.
 Results for investors subject to lower tax rates would not be as advantageous.

3Based only on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 12/31/97
(most recent calendar quarter)
                            Class A         Class B         Class M
(inception date)           (1/30/91)       (7/15/93)       (7/3/95)
                          NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------
6 months                  5.07%   0.12%   4.76%  -0.25%    4.92%   1.47%
------------------------------------------------------------------------
1 year                    7.75    2.67    6.96    1.96     7.43    3.90
------------------------------------------------------------------------
5 years                  35.81   29.34   30.96   28.96    33.80   29.37
Annual average            6.31    5.28    5.54    5.22     6.00    5.29
------------------------------------------------------------------------
Life of fund             64.16   56.45   55.75   55.75    60.24   55.04
Annual average            7.43    6.68    6.61    6.61     7.05    6.54
------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. Please see the first page of the performance section for method of performance calculation.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 4.75% sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lehman Brothers Municipal Bond Index is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.




Portfolio of investments owned
November 30, 1997 (Unaudited)

Key to Abbreviations
AMBAC       -- AMBAC Indemnity Corporation
CLI Insd.   -- Connie Lee Insurance Insured
COP         -- Certificate of Participation
FGIC        -- Financial Guaranty Insurance Company
FHA Insd.   -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA         -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized G.O. Bonds -- General Obligation Bonds
MBIA        -- Municipal Bond Investors Assurance Corporation


MUNICIPAL BONDS AND NOTES (99.1%) *
PRINCIPAL AMOUNT                                                             RATINGS**                 VALUE

Arizona (88.3%)
------------------------------------------------------------------------------------------------------------
$     1,975,000  AZ State Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds
                   (Phoenix Mem. Hosp.), 8.2s, 6/1/21                          BBB            $    2,162,625
                 AZ, State Hlth. Facs. Auth. Rev. Bonds (Bethesda
                   Foundation), Ser. A
      2,000,000    6.4s, 8/15/27                                               BB/P                2,015,000
      1,315,000    6 3/8s, 8/15/15                                             BB/P                1,333,081
      1,500,000  AZ State Student Loan Acquisition Auth. Rev.
                   Bonds, Ser. B, 6.6s, 5/1/10                                 Aa                  1,627,500
      1,750,000  Central AZ Wtr. Consv. Dist. Contract Rev.
                   Bonds (Central AZ), Ser. A, 5 1/2s, 11/1/10                 AA-                 1,850,625
      1,450,000  Chandler, G.O. Bonds, FGIC, 8s, 7/1/10                        Aaa                 1,886,813
      1,100,000  Chandler, St. & Hwy. Rev. Bonds, MBIA, 8s, 7/1/11             Aaa                 1,441,000
      2,150,000  Chandler, Wtr. & Swr. Rev. Bonds, FGIC, 8s, 7/1/14#           Aaa                 2,864,875
                 Cochise Cnty., Indl. Dev. Rev. Bonds (Sierra
                   Vista Cmnty. Hosp.)
      1,995,000    Ser. B, 8 1/2s, 12/1/21                                     BBB-/P              2,274,300
      2,625,000    Ser. C, 8 1/4s, 12/1/14                                     BBB-/P              3,054,844
        750,000  Cochise Cnty., Unified School Dist. No. 68
                   Rev. Bonds, FGIC, 7 1/2s, 7/1/09                            Aaa                   933,750
                 Coconino Cnty., Poll. Control Rev. Bonds
                   (Nevada Power Co.)
      4,000,000    6 3/8s, 10/1/36                                             BBB                 4,255,000
      3,000,000    Ser. B, 5.8s, 11/1/32                                       BBB-                3,033,750
      3,880,000  Gila Cnty., Indl. Dev. Auth. Poll. Control Rev.
                   Bonds (Asarco Inc.), Ser. 85, 8.9s, 7/1/06                  Baa2                4,013,899
      1,000,000  Gilbert, Wtr. & Swr. Rev. Bonds, FGIC,
                   6 1/2s, 7/1/22                                              Aaa                 1,095,000
      1,500,000  Gilbert, Wtr. & Wastewtr. Syst. Rev. Bonds
                   (Connection Dev. Fee), 6 7/8s, 4/1/14                       BB+/P               1,518,750
      1,000,000  Glendale, Indl. Dev. Auth. Edl. Fac. Rev. Bonds,
                   CLI Insd., 7 1/8s, 7/1/20                                   AAA                 1,173,750
      4,500,000  Maricopa Cnty., Hosp. Rev.Bonds (Sun Health
                   Corp.), 6 1/8s, 4/1/18                                      Baa1                4,719,375
      2,670,000  Maricopa Cnty., Indl. Dev. Auth. Multi-Fam. Hsg.
                   Rev. Bonds (Laguna Point Apt.), 6 3/4s, 7/1/19              A                   2,923,650
      3,500,000  Maricopa Cnty., Indl. Dev. Auth. Hosp. Fac. Rev.
                   Bonds (Samaritan Hlth. Svcs.), Ser. A, MBIA,
                   7s, 12/1/16                                                 Aaa                 4,270,000
                 Maricopa Cnty., Poll. Control Rev. Bonds (Public
                   Service Co.) Ser. A
      5,000,000    6.3s, 12/1/26                                               Ba1                 5,275,000
      2,000,000    5 3/4s, 11/1/22                                             Ba1                 2,000,000
                 Maricopa Cnty., School Dist. G.O. Bonds
      2,000,000  (Dist. No. 69 Paradise Valley), Ser. B, MBIA,
                   7s, 7/1/12                                                  Aaa                 2,430,000
      1,500,000  (No. 11 Peoria U.), MBIA, 6.4s, 7/1/10                        Aaa                 1,606,875
      1,500,000  (Dist. No. 69 Paradise Valley), MBIA, 6.35s, 7/1/10           Aaa                 1,719,375
      3,175,000  Ser. C, FSA, 6 1/4s, 7/1/14                                   Aaa                 3,611,563
      3,650,000  Mesa G.O. Bonds, FGIC, 6 1/2s, 7/1/09                         Aaa                 4,238,563
      1,000,000  Mesa, Util. Syst. Rev. Bonds, FGIC, 7 1/4s, 7/1/12            Aaa                 1,225,000
      1,455,000  Mohave Cnty., Indl. Dev. Auth. Multi-Fam. Mtge.
                   Rev. Bonds (Coopers Ridge Apts.), FHA Insd.,
                   7 3/8s, 4/1/32                                              AAA                 1,587,769
      2,725,000  Northern AZ U. Rev. Bonds, 6 1/2s, 6/1/09                     Aaa                 3,099,688
                 Phoenix G.O. Bonds
      1,000,000    6 3/8s, 7/1/13                                              Aa                  1,086,250
      1,000,000    6s, 7/1/10                                                  Aa1                 1,088,750
      2,845,000  Phoenix, Civic Impt. Corp. Waste Wtr. Syst.
                   Rev. Bonds, 6 1/2s, 7/1/08                                  Aaa                 3,232,631
      1,600,000  Phoenix, Hsg. Fin. Corp. Mtge. Rev. Bonds, Ser. A,
                   MBIA, 6.9s, 1/1/23                                          Aaa                 1,696,000
                 Phoenix, Indl. Dev. Auth. Rev. Bonds
        875,000    (Christian Care Retirement Apts.), Ser. A,
                   10 1/4s, 1/1/18                                             AA/P                  895,370
      2,150,000    (Chris Ridge Village), FHA Insd., 6.8s, 11/1/25             AAA                 2,268,250
      2,270,000  Pima Cnty., G.O. Bonds (Cmnty. College Dist.),
                   Ser. A, 5s, 7/1/16                                          Aa                  2,227,438
      2,015,000  Pima Cnty., Indl. Dev. Auth. Single Family Mtge.
                   Stepped-Coupon Rev. Bonds, FNMA Coll.,
                   GNMA Coll., FHLMC Coll., 6.15s, (6.95s,
                   8/1/98), 11/1/23 ++                                         AAA                 2,138,802
      1,000,000  Pima Cnty., School Dist. No. 1 Rev. Bonds, FGIC,
                   7 1/2s, 7/1/08                                              Aaa                 1,243,750
      2,000,000  Pinal Cnty., COP, 6 1/2s, 6/1/09                              AA                  2,135,000
      2,000,000  Pinal Cnty., Indl. Dev. Auth. Rev. Bonds (Casa
                   Grande Regl. Med. Ctr.), Ser. A, 8 1/8s, 12/1/22            B+/P                2,230,000
      1,325,000  Pinal Cnty., School Dist. (AZ U., Apache Junction),
                   Ser. A, FGIC, 6.8s, 7/1/08                                  Aaa                 1,583,375
                 Salt River, (Project Agric.) Rev. Bonds
      4,000,000  Ser. A, 5s, 1/1/20                                            Aa2                 3,890,000
      3,250,000    6s, 1/1/09                                                  Aa2                 3,607,500
      1,140,000  Scottsdale G.O.Bonds, 5 1/2s, 7/1/12                          Aa1                 1,209,825
      4,000,000  Scottsdale, Indl. Dev. Auth. Rev. Bonds
                    (First Mtge. Westminster Village), Ser. A,
                   8 1/4s, 6/1/15                                              BB-/P               4,495,000
      1,000,000  Sedona COP, 7.2s, 4/1/12                                      BBB/P               1,038,750
      1,800,000  Sierra Vista, Indl. Dev. Auth. Hosp. Rev. Bonds
                   (Sierra Vista Cmnty. Hosp.), 8 3/4s, 12/1/16                Aaa                 1,938,150
      1,000,000  South Tucson, Muni. Property Corp. Fac. Rev.
                   Bonds, 8 1/2s, 6/1/05                                       BB                  1,090,000
      3,985,000  Tucson G.O. Bonds, FGIC, 6.4s, 7/1/08                         Aaa                 4,572,785
      1,000,000  Tucson Wtr Rev. Bonds, 5 1/2s, 7/1/14                         AAA                 1,053,750
      4,000,000  Tucson, Arpt. Auth. Special Fac. Rev. Bonds
                   (Lockheed Aermod Ctr. Inc.), 8.7s, 9/1/19                   A3                  4,505,000
        880,000  Tucson, Indl. Dev. Auth. Multi-Fam. Rev. Bonds
                   (La Entrada), FHA Insd., 7.4s, 7/1/26                       Aaa                   937,200
      3,765,000  Tuscon, St. & Hwy. User Rev. Bonds, Sr. Lien,
                   MBIA, 6s, 7/1/10                                            Aaa                 4,183,856
      1,000,000  U. of AZ COP (Telecommunications Syst.),
                   6 1/2s, 7/15/12                                             A2                  1,073,750
                 U. of AZ Rev. Bonds
      1,000,000    Ser. B, 6.9s, 6/1/16                                        AA                  1,081,250
      1,000,000    6 1/4s, 6/1/11                                              AA                  1,073,750
      1,450,000  U. of AZ Med. Ctr. Corp. Hosp. Rev. Bonds,
                   MBIA, 6 7/8s, 7/1/21                                        Aaa                 1,602,250
                                                                                              --------------
                                                                                                 134,419,852

Puerto Rico (10.8%)
------------------------------------------------------------------------------------------------------------
      1,000,000  Cmnwlth. of PR, G.O. Bonds, MBIA, 6 1/4s, 7/1/12              Aaa                 1,137,500
                 Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
      3,225,000    Ser. Y, 6 1/4s, 7/1/13                                      A                   3,648,281
      1,000,000    Ser. Y, MBIA, 6 1/4s, 7/1/09                                Aaa                 1,143,750
      4,000,000  Cmnwlth of PR, Muni. Fin. Agcy. Rev. Bonds, Ser. A,
                   FSA, 6s, 7/1/11                                             Aaa                 4,460,000
                 Cmnwlth of PR, Pub. Bldg. Auth. Gtd. Ed & Hlth.
                   Rev. Bonds
      1,500,000    Ser. L, 6 7/8s, 7/1/21                                      Aaa                 1,683,750
      4,000,000    Ser. M, AMBAC, 5 3/4s, 7/1/10                               Aaa                 4,385,000
                                                                                              --------------
                                                                                                  16,458,281
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $143,475,818) ***                                    $  150,878,133
------------------------------------------------------------------------------------------------------------

  *  Percentages indicated are based on net assets of $152,254,623.

 ** The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at November 30, 1997 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at November 30, 1997. Securities rated by Putnam are indicated by "/P"and are not publicly rated.

*** The aggregate identified cost on a tax basis is $143,479,341, resulting in gross unrealized appreciation and depreciation of $7,768,161 and $369,369, respectively, or net unrealized appreciation of $7,398,792.

 ++  The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

  # A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at November 30, 1997.

The fund had the following industry group concentrations greater than 10% at November 30, 1997 (as a percentage of net assets):
       Education                     20.4%
       Hospitals/Healthcare          16.5
       Utilities                     14.3
       Housing                       13.3

The fund had the following insurance concentrations greater than 10% at November 30, 1997 (as a percentage of net assets):

       MBIA                          13.9%
       FGIC                          12.9





----------------------------------------------------------------------------------------
Futures Contracts Outstanding at November 30, 1997 (Unaudited)
                                                                             Unrealized
                                     Total   Aggregate Face   Expiration    Appreciation/
                                     Value       Value          Date      (Depreciation)
----------------------------------------------------------------------------------------
U.S. Treasury Bonds
20 Yr. (short)                  $13,349,000    $13,178,656     Dec97          $(170,344)
Municipal Bond
Index (long)                      1,834,219      1,824,375     Dec97              9,844
----------------------------------------------------------------------------------------
                                                                              $(160,500)
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.






Statement of assets and liabilities
November 30, 1997 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $(143,475,818) (Note 1)                                               $150,878,133
---------------------------------------------------------------------------------------------------
Cash                                                                                        360,235
---------------------------------------------------------------------------------------------------
Interest and other receivables                                                            3,603,458
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                       30,481
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                               60,000
---------------------------------------------------------------------------------------------------
Total assets                                                                            154,932,307

Liabilities
---------------------------------------------------------------------------------------------------
Payable for variation margin                                                                 10,031
---------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                       198,778
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                          2,000,000
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                  115,131
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                228,979
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                   19,991
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                 6,646
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  1,070
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                       61,903
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       35,155
---------------------------------------------------------------------------------------------------
Total liabilities                                                                         2,677,684
---------------------------------------------------------------------------------------------------
Net assets                                                                             $152,254,623

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                        $147,704,225
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                                 39,369
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment (Note 1)                                     (2,730,787)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                7,241,816
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                             $152,254,623

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($122,624,765 divided by 13,293,099 shares)                                                   $9.22
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $9.22)*                                        $9.68
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($29,124,112 divided by 3,161,778 shares)**                                                   $9.21
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($505,746 divided by 54,745 shares)                                                           $9.24
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $9.24)*                                        $9.55
---------------------------------------------------------------------------------------------------

 * On single retail sales of less than $25,000. On sales of $25,000 or more and on group sales the offering price is reduced.
** On single retail sales of less than $50,000. On sales of $50,000 or more on group sales the offering price is reduced.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended November 30, 1997 (Unaudited)

Tax exempt interest income:                                                             $4,450,677
--------------------------------------------------------------------------------------------------

Expenses:
Compensation of Manager (Note 2)                                                           460,759
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                              88,026
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                            3,789
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             3,166
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                      123,831
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                      124,054
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                        1,389
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                      9,878
--------------------------------------------------------------------------------------------------
Auditing                                                                                    12,811
--------------------------------------------------------------------------------------------------
Legal                                                                                        7,933
--------------------------------------------------------------------------------------------------
Postage                                                                                     12,130
--------------------------------------------------------------------------------------------------
Other                                                                                        4,091
--------------------------------------------------------------------------------------------------
Total expenses                                                                             851,857
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                 (26,869)
--------------------------------------------------------------------------------------------------
Net expenses                                                                               824,988
--------------------------------------------------------------------------------------------------
Net investment income                                                                    3,625,689
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                         1,003,138
--------------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Notes 1 and 3)                                    (872,282)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures during the period                 3,144,338
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                  3,275,194
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    $6,900,883
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                   Six months ended         Year ended
                                                                                        November 30             May 31
                                                                                --------------------------------------
                                                                                              1997*               1997
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $  3,625,689       $  7,518,550
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                            130,856             21,107
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                3,144,338          3,350,238
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                      6,900,883         10,889,895
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                              (3,048,701)        (6,368,622)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                                (622,677)        (1,175,109)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                 (12,956)           (19,547)
----------------------------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                                        (2,547,794)        (2,799,875)
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                                668,755            526,742

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                     151,585,868        151,059,126
----------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $39,369 and $98,014, respectively)                                           $152,254,623       $151,585,868
----------------------------------------------------------------------------------------------------------------------
*Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                              Six months                                            For the
                                   ended                                        nine months
Per-share                        Nov. 30                                              ended
operating performance         (Unaudited)              Year ended May 31             May 31             Year ended August 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1997             1997             1996            1995+             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $9.03            $8.84            $9.01            $8.84            $9.47            $9.07
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .22              .46              .47              .38              .51              .54
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .20              .19             (.17)             .17             (.61)             .47
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .42              .65              .30              .55             (.10)            1.01
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.23)            (.46)            (.47)            (.38)            (.50)            (.55)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --               --               --               --               --             (.06)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain
on investments                        --               --               --               --             (.03)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.23)            (.46)            (.47)            (.38)            (.53)            (.61)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $9.22            $9.03            $8.84            $9.01            $8.84            $9.47
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)           4.64*            7.52             3.38             6.45*           (1.07)           11.54
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $122,625         $122,743         $126,716         $136,598         $142,950         $145,304
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .49*            .98             1.03              .70*             .97              .89
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.43*            5.11             5.20             4.42*            5.55             5.82
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             34.73*           73.61           108.68            51.48*           34.68             5.72
------------------------------------------------------------------------------------------------------------------------------------

 ++ Commencement of operations.

  * Not annualized.

  + The fiscal year end advanced from August 31 to May 31.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                              Six months                                            For the
                                   ended                                        nine months                    For the period
Per-share                        Nov. 30                                              ended       Year ended    July 15, 1993++
operating performance         (Unaudited)              Year ended May 31             May 31        August 31     to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1997             1997             1996            1995+             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $9.02            $8.82            $9.00            $8.83            $9.47            $9.39
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .20              .40              .41              .34              .45              .11
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .19              .20             (.18)             .17             (.61)             .03
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .39              .60              .23              .51             (.16)             .14
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.20)            (.40)            (.41)            (.34)            (.45)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain
on investments                        --               --               --               --             (.03)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.20)            (.40)            (.41)            (.34)            (.48)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $9.21            $9.02            $8.82            $9.00            $8.83            $9.47
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)           4.31 *           6.94             2.60             5.99*           (1.80)            1.45*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                   $29,124          $28,340          $24,050          $21,538          $16,247           $2,974
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .82*            1.63             1.67             1.19*            1.60              .19*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.10*            4.44             4.52             3.89*            4.82              .43*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             34.73*           73.61           108.68            51.48*           34.68             5.72
------------------------------------------------------------------------------------------------------------------------------------

 ++ Commencement of operations.

  * Not annualized.

  + The fiscal year end advanced from August 31 to May 31.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Six months
                                                                                      ended                    For the period
Per-share                                                                           Nov. 30       Year ended     July 3, 1995++
operating performance                                                            (Unaudited)          May 31        to May 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1997             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                   $9.04            $8.85            $8.86
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   .21              .43(c)           .41
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                              .20              .19             (.02)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                   .41              .62              .39
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.21)            (.43)            (.40)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.21)            (.43)            (.40)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                         $9.24            $9.04            $8.85
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                              4.60*            7.19             4.44*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                         $506             $503             $293
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                               .64*            1.28             1.09*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                              2.28*            4.75             4.28*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                34.73*           73.61           108.68
------------------------------------------------------------------------------------------------------------------------------------

 ++ Commencement of operations.

  * Not annualized.

  + The fiscal year end advanced from August 31 to May 31.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
November 30, 1997 (Unaudited)

Note 1
Significant accounting policies

Putnam Arizona Tax Exempt Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax and Arizona state income tax as Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. believes is consistent with preservation of capital by investing primarily in a portfolio of Arizona tax exempt securities.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The fair value of restricted securities is determined by the Manager following procedures approved by the Trustees, and such valuations and procedures are reviewed periodically by the Trustee.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended November 30, 1997, the fund had no borrowings against the line of credit.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At May 31, 1997, the fund had a capital loss carryover of approximately $2,487,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

   Loss Carryover       Expiration
--------------------------------------
     $1,952,000        May 31, 2003
        351,000        May 31, 2004
        184,000        May 31, 2005

F) Distributions to shareholders Income dividends are recorded daily by the fund and are distributed monthly. Capital gain distributions if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Amortization of bond premium and accretion of bond discount Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, the remaining excess premium is amortized to maturity.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.60% of the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million, 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next of the next $5 billion, 0.34% of the next $5 billion and 0.33% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended November 30, 1997, fund expenses were reduced by $26,869 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the funds receive an annual Trustees fee of which $368 has been allocated to the fund and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.20%, 0.85% and 0.50% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended November 30, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $9,651 and $10 from the sale of class A and class M shares, respectively and $47,042 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended November 30, 1997, Putnam Mutual Funds Corp., acting as underwriter received no monies on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended November 30, 1997, purchases and sales of investment securities other than short-term investments aggregated $27,779,874 and $29,623,972, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At November 30, 1997, there was an unlimited number of shares of beneficial interest authorized. Transaction in capital shares were as follows:

                                         Six months ended
                                         November 30, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                         586,418       $5,378,967
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       149,635        1,374,509
------------------------------------------------------------
                                    736,053        6,753,476
Shares
repurchased                      (1,033,172)      (9,474,000)
------------------------------------------------------------
Net decrease                       (297,119)     $(2,720,524)
------------------------------------------------------------

                                            Year ended
                                           May 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       1,483,127      $13,346,426
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       313,766        2,821,411
------------------------------------------------------------
                                  1,796,893       16,167,837
Shares
repurchased                      (2,547,785)     (22,902,316)
------------------------------------------------------------
Net decrease                       (750,892)     $(6,734,479)
------------------------------------------------------------

                                        Six months ended
                                        November 30, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                         230,638       $2,113,166
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        33,929          311,095
------------------------------------------------------------
                                    264,567        2,424,261
Shares
repurchased                        (245,231)      (2,243,401)
------------------------------------------------------------
Net increase                         19,336         $180,860
------------------------------------------------------------

                                            Year ended
                                           May 31, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                         762,312       $6,839,527
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        67,815          609,235
------------------------------------------------------------
                                    830,127        7,448,762
Shares
repurchased                        (413,367)      (3,714,173)
------------------------------------------------------------
Net increase                        416,760       $3,734,589
------------------------------------------------------------

                                        Six months ended
                                        November 30, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                           7,135          $65,102
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                           927            8,527
------------------------------------------------------------
                                      8,062           73,629
Shares
repurchased                          (8,892)         (81,759)
------------------------------------------------------------
Net decrease                           (830)         $(8,130)
------------------------------------------------------------

                                            Year ended
                                           May 31, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                          36,584         $327,649
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         1,538           13,848
------------------------------------------------------------
                                     38,122          341,497
Shares
repurchased                         (15,692)        (141,482)
------------------------------------------------------------
Net increase                         22,430         $200,015
------------------------------------------------------------




PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund *

International New Opportunities Fund

Investors Fund

New Opportunities Fund +

OTC & Emerging Growth Fund [DBL. DAGGER]

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Diversified Income Trust II

Federal Income Trust

Global Governmental Income Trust

High Yield Advantage Fund +

High Yield Total Return Fund

High Yield Trust +

Income Fund

Money Market Fund **

Intermediate U.S. Government
Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGESM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 * Formerly Overseas Growth Fund

 + Closed to new investors. Some exceptions may apply. Contact Putnam for details.

[DBL. DAGGER] Formerly OTC Emerging Growth Fund

[SECTION MARK] Not available in all states.

** An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.




Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Gary N. Coburn
Vice President

William J. Curtin
Vice President

Jerome J. Jacobs
Vice President

Blake E. Anderson
Vice President

Howard K. Manning
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Arizona Tax Exempt Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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Bulk Rate
U.S. Postage
PAID
Putnam
Investments
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